Share-Based Compensation - Share options activity (Details) - 2024 Share Incentive Plan - $ / shares		12 Months Ended
	Mar. 22, 2024	Dec. 31, 2024
Number of share options
Granted (in shares)	916,200	916,200
Share options outstanding as of December 31, 2024 (in shares)		916,200
Weighted Average Exercise Price
Granted (US$ per share)		$ 21.88
Outstanding at end of the year (US$ per share)		$ 21.88
Weighted Average Remaining Contractual Life (Years)		9 years 2 months 23 days